UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23468
American Funds Global Insight Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Mariah L. Coria
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class A
| AGVFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hyp
otheti
cal $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 44	0.86% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 20,579
Total number of portfolio holdings	191
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net a
sset
s)
Availability of additional infor
m
ation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-122-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class C
| AGVDX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 80	1.56% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 20,579
Total number of portfolio holdings	191
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-122-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class T
| AGVTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10
,000 inves
t
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 28	0.55% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 20,579
Total number of portfolio holdings	191
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-122-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class F-1
| AGVEX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six
m
onths? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 42	0.82% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 20,579
Total number of portfolio holdings	191
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-122-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class F-2
| AGVGX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months? (based on a hypo th
etical $10
,00
0 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 29	0.56% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 20,579
Total number of portfolio holdings	191
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-122-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class F-3
| AGVHX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F- 3	$ 23	0.45% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 20,579
Total number of portfolio holdings	191
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net
ass
ets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-122-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class 529-A
| CGVYX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months? (based on a hypoth et
ical $10,000
invest
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 41	0.81% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 20,579
Total number of portfolio holdings	191
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-122-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class 529-C
| CGVBX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypo
t
hetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 82	1.60% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 20,579
Total number of portfolio holdings	191
Portfolio turnover rate	19%
Portfolio hold
ings b
y sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-122-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class 529-E
| CGVEX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 53	1.03% *
*Annualiz
e
d.
Key fund statistics
Fund net assets (in millions)	$ 20,579
Total number of portfolio holdings	191
Portfolio turnover rate	19%
Portfolio holdings by s
ect
or
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-122-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class 529-T
| CGVTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 31	0.60% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 20,579
Total number of portfolio holdings	191
Portfolio turnover rate	19%
Portfolio holdings by s
ector

(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-122-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class 529-F-1
| CGVFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1. You can also request this information by contacting us at (800) 421-4225.
What were the fund c
os
ts for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 32	0.63% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 20,579
Total number of portfolio holdings	191
Portfolio turnover rate	19%
Portfolio holdings by sector
(pe
rcent
of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-122-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class 529-F-2
| CGVGX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for t
h
e last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 29	0.57% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 20,579
Total number of portfolio holdings	191
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of ne
t a
ssets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-122-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class 529-F-3
| CGVHX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 26	0.51% *
*Annuali
ze
d.
Key fund statistics
Fund net assets (in millions )	$ 20,579
Total number of portfolio holdings	191
Portfolio turnover rate	19%
Portfolio holdings by sector
(per
cent of
net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-122-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class R-1
| RGLAX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(bas
e
d on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 72	1.40% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 20,579
Total number of portfolio holdings	191
Portfolio turnover rate	19%
Portfolio
holdin
gs by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-122-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class R-2
| RGLBX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six m
o
nths?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 79	1.54% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 20,579
Total number of portfolio holdings	191
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-122-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class R-2E
| RGLHX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
What were the fund co
s
ts for the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 60	1.17% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 20,579
Total number of portfolio holdings	191
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-122-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class R-3
| RGLDX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six m
o
nths?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 55	1.08% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 20,579
Total number of portfolio holdings	191
Portfolio turnover rate	19%
Portfolio ho
ldings
by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-122-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class R-4
| RGLEX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six m
o
nths?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 41	0.80% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 20,579
Total number of portfolio holdings	191
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-122-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class R-5E
| RGLJX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hyp
o
thetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 30	0.59% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 20,579
Total number of portfolio holdings	191
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-122-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class R-5
| RGLFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a
hypothetical
$
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 26	0.51% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 20,579
Total number of portfolio holdings	191
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-122-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class R-6
| RGLGX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 23	0.45% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 20,579
Total number of portfolio holdings	191
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your
documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-122-0626 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds® Global Insight Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended April 30, 2026
Lit. No. MFGEFP2-122-0626 © 2026 Capital Group. All rights reserved.

Investment portfolio April 30, 2026unaudited

Common stocks 96.30%	Shares	Value (000)
Information technology 27.67%
Broadcom, Inc.	2,467,384	$1,029,960
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,966,479	778,844
Microsoft Corp.	1,630,837	665,023
Apple, Inc.	2,170,797	589,046
ASML Holding NV	350,191	505,536
NVIDIA Corp.	2,152,040	429,483
SK hynix, Inc. (GDR)	423,378	372,559
SAP SE	1,127,281	193,008
KLA Corp.	99,809	174,701
TDK Corp.	7,397,875	138,020
Micron Technology, Inc.	234,589	121,320
Keyence Corp.	234,010	107,185
Applied Materials, Inc.	248,217	97,919
Tokyo Electron, Ltd.	317,600	94,214
Disco Corp.	149,800	72,126
Amphenol Corp., Class A	444,087	65,401
Halma PLC	1,054,382	63,582
NEC Corp.	1,874,300	50,052
Shopify, Inc., Class A, subordinate voting shares (a)	281,305	34,074
Salesforce, Inc.	173,829	30,686
Intel Corp. (a)	227,262	21,472
Cisco Systems, Inc.	179,859	16,457
Constellation Software, Inc.	8,887	16,185
Cadence Design Systems, Inc. (a)	37,005	12,196
AppLovin Corp., Class A (a)	26,400	11,784
Fujitsu, Ltd.	180,500	3,665
		5,694,498

Industrials 16.87%
General Electric Co.	1,249,932	362,393
GE Vernova, Inc.	277,172	300,305
Safran SA	889,035	283,463
Rolls-Royce Holdings PLC	16,194,530	264,157
DSV A/S	674,092	164,904
Ingersoll-Rand, Inc.	1,818,379	145,216
RTX Corp.	795,139	140,000
Hitachi, Ltd.	4,449,400	139,919
Airbus SE, non-registered shares	654,709	135,741
Caterpillar, Inc.	140,737	125,271
Mitsubishi Corp.	3,701,400	119,571
Northrop Grumman Corp.	196,127	113,652
BAE Systems PLC	3,843,961	106,903
Bombardier, Inc., Class B (a)	450,112	95,646
Siemens AG	263,637	78,304
ABB, Ltd.	735,796	73,966
ITT, Inc.	290,322	62,227
Paychex, Inc.	670,668	62,124
Ryanair Holdings PLC (ADR)	1,133,919	61,969
Schneider Electric SE	195,407	61,712
HEICO Corp.	131,544	35,506
HEICO Corp., Class A	122,045	25,510
AMETEK, Inc.	249,460	58,748
IHI Corp.	2,870,200	52,734
Lennox International, Inc.	94,931	50,778
Rheinmetall AG, non-registered shares	31,714	50,510
United Rentals, Inc.	51,245	49,187
ITOCHU Corp.	3,605,000	44,948
Compagnie de Saint-Gobain SA, non-registered shares	429,575	39,240
Epiroc AB, Class A	1,322,878	37,963
TransDigm Group, Inc.	28,745	33,343
ATI, Inc. (a)	170,441	26,497
Canadian National Railway Co.	214,785	24,125
RELX PLC	620,141	22,652

1	American Funds Global Insight Fund

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Crane Co.	51,630	$9,176
UL Solutions, Inc., Class A	84,192	7,618
Daikin Industries, Ltd.	38,900	5,543
		3,471,521

Financials 13.35%
JPMorgan Chase & Co.	1,370,385	429,246
DBS Group Holdings, Ltd.	4,677,435	215,777
UniCredit SpA	2,671,856	206,482
Mastercard, Inc., Class A	376,045	189,121
Visa, Inc., Class A	403,285	133,019
Euronext NV	726,104	121,907
Standard Chartered PLC	4,737,343	120,403
Marsh & McLennan Cos., Inc.	681,339	114,267
AIA Group, Ltd.	10,225,400	112,621
Deutsche Boerse AG	349,844	107,447
Hong Kong Exchanges and Clearing, Ltd.	1,920,100	101,991
Munchener Ruckversicherungs-Gesellschaft AG	155,067	92,931
Aon PLC, Class A	289,366	90,181
Skandinaviska Enskilda Banken AB, Class A	4,248,958	83,607
Tokio Marine Holdings, Inc.	1,802,800	81,731
Japan Post Bank Co., Ltd.	4,561,200	79,062
Arch Capital Group, Ltd. (a)	685,297	64,733
London Stock Exchange Group PLC	409,096	53,080
S&P Global, Inc.	115,863	49,964
Arthur J. Gallagher & Co.	188,539	38,914
Chubb, Ltd.	113,193	37,014
KKR & Co., Inc.	350,841	36,607
NatWest Group PLC	4,462,019	35,331
Banco Santander SA	2,320,218	28,378
Intact Financial Corp.	145,778	28,090
Progressive Corp.	93,522	18,824
BNP Paribas SA	169,223	17,810
T&D Holdings, Inc.	639,500	15,570
Blackstone, Inc.	121,637	15,275
Toast, Inc., Class A (a)	509,936	14,543
Bank of America Corp.	178,731	9,555
Deutsche Bank AG	126,358	3,938
		2,747,419

Communication services 8.27%
Alphabet, Inc., Class A	1,897,500	730,158
Alphabet, Inc., Class C	1,017,252	388,529
Meta Platforms, Inc., Class A	426,336	260,879
Tencent Holdings, Ltd.	1,008,200	61,213
Nintendo Co., Ltd.	1,127,300	54,839
Swisscom AG	63,590	53,851
ROBLOX Corp., Class A (a)	637,952	35,253
Netflix, Inc. (a)	353,660	33,106
America Movil, SAB de CV, Class B (ADR)	1,228,746	32,685
Spotify Technology SA (a)	52,947	23,644
Koninklijke KPN NV	3,166,904	16,964
Singapore Telecommunications, Ltd.	3,083,400	11,153
		1,702,274

Health care 7.66%
AstraZeneca PLC (GBP denominated)	1,756,003	333,852
Amgen, Inc.	479,002	165,854
Eli Lilly and Co.	151,119	141,236
Abbott Laboratories	1,272,165	115,500
BeOne Medicines, Ltd. (ADR) (a)	374,007	110,433
AbbVie, Inc.	467,403	98,772
Chugai Pharmaceutical Co., Ltd.	1,480,900	77,821
Vertex Pharmaceuticals, Inc. (a)	168,441	71,988

American Funds Global Insight Fund	2

Common stocks (continued)	Shares	Value (000)
Health care (continued)
HOYA Corp.	338,300	$63,334
EssilorLuxottica SA	235,148	50,144
Merck & Co., Inc.	450,229	49,156
Mettler-Toledo International, Inc. (a)	31,916	40,744
CVS Health Corp.	487,000	40,562
Novo Nordisk AS, Class B	921,575	38,806
UnitedHealth Group, Inc.	90,153	33,400
Roche Holding AG, nonvoting shares	74,999	30,706
Danaher Corp.	161,837	28,961
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H	3,357,200	28,006
Align Technology, Inc. (a)	141,333	24,876
Royalty Pharma PLC, Class A	437,840	21,931
Cytokinetics, Inc. (a)	161,996	10,363
		1,576,445

Consumer discretionary 6.46%
Amazon.com, Inc. (a)	1,518,465	402,484
Royal Caribbean Cruises, Ltd.	653,195	172,287
LVMH Moet Hennessy-Louis Vuitton SE	211,351	112,153
Aramark	1,604,144	73,293
Sony Group Corp.	3,456,900	69,117
Industria de Diseno Textil SA	1,130,019	67,709
Hilton Worldwide Holdings, Inc.	160,601	52,046
Chipotle Mexican Grill, Inc. (a)	1,480,098	50,309
MercadoLibre, Inc. (a)	27,130	48,634
Burlington Stores, Inc. (a)	123,334	39,468
YUM! Brands, Inc.	233,512	37,280
TJX Cos., Inc. (The)	214,103	33,561
Alibaba Group Holding, Ltd.	1,803,400	29,634
Aristocrat Leisure, Ltd.	798,297	27,508
Norwegian Cruise Line Holdings, Ltd. (a)	1,501,708	27,301
Marriott International, Inc., Class A	48,054	17,381
Tractor Supply Co.	482,104	16,922
H World Group, Ltd.	3,076,200	15,829
Moncler SpA	261,733	15,776
Carvana Co., Class A (a)	30,933	12,243
Booking Holdings, Inc.	57,121	9,617
		1,330,552

Utilities 5.40%
Engie SA	7,685,570	253,788
RWE AG	3,356,946	244,095
CenterPoint Energy, Inc.	2,755,298	120,269
Constellation Energy Corp.	380,670	119,150
Atmos Energy Corp.	533,431	101,341
Veolia Environnement SA	2,174,216	91,970
Iberdrola SA, non-registered shares	3,424,942	80,276
SSE PLC	2,001,964	72,033
Sempra	304,031	28,919
		1,111,841

Consumer staples 3.87%
Philip Morris International, Inc.	1,211,313	199,951
Danone SA	1,704,004	133,624
British American Tobacco PLC	1,677,285	98,495
Nestle SA	748,989	75,969
L’Oreal SA, non-registered shares	164,402	70,522
Mondelez International, Inc., Class A	976,989	60,026
Costco Wholesale Corp.	53,192	53,965
Keurig Dr Pepper, Inc.	1,316,282	38,699
Carlsberg A/S, Class B	138,341	18,725
Coca-Cola Co.	213,423	16,809

3	American Funds Global Insight Fund

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Anheuser-Busch InBev SA/NV	156,507	$11,830
Unilever PLC	154,103	9,007
Constellation Brands, Inc., Class A	53,128	8,319
		795,941

Energy 3.04%
TotalEnergies SE (EUR denominated)	3,375,824	314,337
Exxon Mobil Corp.	629,085	97,087
TC Energy Corp. (CAD denominated)	719,747	48,260
EQT Corp.	775,074	46,566
BP PLC	5,712,763	45,093
ConocoPhillips	256,734	32,292
South Bow Corp.	852,796	29,194
Cameco Corp. (CAD denominated)	101,459	12,472
		625,301

Materials 2.74%
Linde PLC	245,393	122,976
Glencore PLC	12,779,551	98,993
Air Liquide SA	418,264	90,035
Barrick Mining Corp. (CAD denominated)	1,921,229	75,486
Air Products and Chemicals, Inc.	144,222	43,274
Shin-Etsu Chemical Co., Ltd.	896,300	41,766
Wheaton Precious Metals Corp. (CAD denominated)	268,027	33,856
Sherwin-Williams Co.	76,650	24,651
Freeport-McMoRan, Inc.	282,325	16,313
BASF SE	249,437	16,028
		563,378

Real estate 0.97%
Welltower, Inc. REIT	917,051	199,312
Total common stocks (cost: $13,276,806,000)		19,818,482
Short-term securities 3.73%
Money market investments 3.73%
Capital Group Central Cash Fund 3.67% (b)(c)	7,673,280	767,251
Total short-term securities (cost: $767,269,000)		767,251
Total investment securities 100.03% (cost: $14,044,075,000)		20,585,733
Other assets less liabilities (0.03%)		(6,291)
Net assets 100.00%		$20,579,442

American Funds Global Insight Fund	4

Investments in affiliates (c)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2026 (000)	Dividend or interest income (000)
Short-term securities 3.73%
Money market investments 3.73%
Capital Group Central Cash Fund 3.67% (b)	$977,005	$1,999,712	$2,209,276	$60	$(250)	$767,251	$15,121

(a)	Non-income producing.
(b)	Rate represents the seven-day yield at 4/30/2026.
(c)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

5	American Funds Global Insight Fund

Financial statements
Statement of assets and liabilities at April 30, 2026unaudited

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $13,276,806)	$33,095,288
Affiliated issuers (cost: $767,269)	767,251	$33,862,539
Cash		2,112
Cash denominated in currencies other than U.S. dollars (cost: $2,256)		2,256
Receivables for:
Sales of investments	17,264
Sales of fund’s shares	13,857
Dividends and interest	54,569
Securities lending income	3
Other	1,178	86,871
		33,953,778
Liabilities:
Payables for:
Purchases of investments	75,915
Repurchases of fund’s shares	11,753
Investment advisory services	6,648
Services provided by related parties	703
Trustees’ deferred compensation	239
Other	2,272	97,530
Net assets at April 30, 2026		$33,856,248
Net assets consist of:
Capital paid in on shares of beneficial interest		$14,390,807
Total distributable earnings (accumulated loss)		6,188,635
Net assets at April 30, 2026		$20,579,442

Refer to the notes to financial statements.

American Funds Global Insight Fund	6

Financial statements (continued)
Statement of assets and liabilities at April 30, 2026 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (690,111 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$247,701	8,351	$29.66
Class C	11,149	379	29.38
Class T	18	1	29.81
Class F-1	6,067	204	29.70
Class F-2	1,766,899	59,334	29.78
Class F-3	2,210,658	74,080	29.84
Class 529-A	20,357	686	29.67
Class 529-C	868	29	29.48
Class 529-E	229	8	29.63
Class 529-T	19	1	29.80
Class 529-F-1	19	1	29.81
Class 529-F-2	8,717	294	29.69
Class 529-F-3	19	1	29.71
Class R-1	171	6	29.69
Class R-2	1,353	46	29.26
Class R-2E	163	5	29.75
Class R-3	6,008	203	29.60
Class R-4	1,121	38	29.69
Class R-5E	3,457	116	29.76
Class R-5	2,273	76	29.81
Class R-6	16,292,176	546,252	29.83

Refer to the notes to financial statements.

7	American Funds Global Insight Fund

Financial statements (continued)
Statement of operations for the six months ended April 30, 2026unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $7,292; also includes $15,121 from affiliates)	$159,162
Interest from unaffiliated issuers	124
Securities lending income (net of fees)	56	$159,342
Fees and expenses*:
Investment advisory services	39,145
Distribution services	450
Transfer agent services	1,100
Administrative services	2,896
529 plan services	7
Reports to shareholders	102
Registration statement and prospectus	642
Trustees’ compensation	47
Auditing and legal	32
Custodian	443
Other	26
Total fees and expenses before waivers and/or reimbursements	44,890
Less waivers and/or reimbursements of fees and expenses:
Transfer agent services waiver	4
Total fees and expenses after waivers and/or reimbursements		44,886
Net investment income		114,456
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	277,505
Affiliated issuers	60
Currency transactions	(219)	277,346
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	896,199
Affiliated issuers	(250)
Currency translations	716	896,665
Net realized gain (loss) and unrealized appreciation (depreciation)		1,174,011
Net increase (decrease) in net assets resulting from operations		$1,288,467
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

American Funds Global Insight Fund	8

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended April 30,	Year ended October 31,
	2026*	2025

Operations:
Net investment income	$114,456	$227,087
Net realized gain (loss)	277,346	350,426
Net unrealized appreciation (depreciation)	896,665	2,562,762
Net increase (decrease) in net assets resulting from operations	1,288,467	3,140,275
Distributions paid to shareholders	(223,600)	(186,279)
Net capital share transactions	593,929	1,178,657
Total increase (decrease) in net assets	1,658,796	4,132,653
Net assets:
Beginning of period	18,920,646	14,787,993
End of period	$20,579,442	$18,920,646
*
Unaudited.
Refer to the notes to financial statements.

9	American Funds Global Insight Fund

Notes to financial statementsunaudited
1. Organization

American Funds Global Insight Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide prudent growth of capital and conservation of principal.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

American Funds Global Insight Fund	10

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

11	American Funds Global Insight Fund

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of April 30, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,094,551	$1,599,947	$—	$5,694,498
Industrials	1,789,291	1,682,230	—	3,471,521
Financials	1,269,353	1,478,066	—	2,747,419
Communication services	1,504,254	198,020	—	1,702,274
Health care	953,776	622,669	—	1,576,445
Consumer discretionary	992,826	337,726	—	1,330,552
Utilities	369,679	742,162	—	1,111,841
Consumer staples	377,769	418,172	—	795,941
Energy	265,871	359,430	—	625,301
Materials	316,556	246,822	—	563,378
Real estate	199,312	—	—	199,312
Short-term securities	767,251	—	—	767,251
Total	$12,900,489	$7,685,244	$—	$20,585,733

American Funds Global Insight Fund	12

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

13	American Funds Global Insight Fund

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of April 30, 2026, the fund did not have any securities out on loan.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended April 30, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended April 30, 2026, the fund recognized $51,000 in EU reclaims (net of the effect of realized gain or loss from currency translations) and $2,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. For U.S. income tax purposes, EU reclaims received by the fund reduce the amount of foreign taxes that a fund may pass through to its shareholders to be utilized as tax deductions or credit on their income tax returns. If the fund receives EU reclaims and either does not pass through foreign taxes in the current year or EU reclaims received exceed foreign taxes for the year, and the fund previously passed through the refunded EU taxes to its shareholders, the fund will enter into a closing agreement with the Internal Revenue Service in order to satisfy potential tax liability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

American Funds Global Insight Fund	14

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2025, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$197,247
Capital loss carryforward*	(718,956)
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
As of April 30, 2026, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$6,836,181
Gross unrealized depreciation on investments	(301,663)
Net unrealized appreciation (depreciation) on investments	6,534,518
Cost of investments	14,051,214
Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):
	Six months ended April 30,	Year ended October 31,
Share class	2026	2025
Class A	$1,917	$1,498
Class C	24	16
Class T	— †	— †
Class F-1	37	41
Class F-2	16,954	12,618
Class F-3	25,010	22,358
Class 529-A	162	139
Class 529-C	—	1
Class 529-E	2	1
Class 529-T	— †	— †
Class 529-F-1	— †	— †
Class 529-F-2	80	57
Class 529-F-3	— †	— †
Class R-1	— †	— †
Class R-2	5	2
Class R-2E	1	1
Class R-3	27	31
Class R-4	8	7
Class R-5E	26	14
Class R-5	24	16
Class R-6	179,323	149,479
Total	$223,600	$186,279
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.411% on the first $15.0 billion of daily net assets and decreasing to 0.385% on such assets in excess of $17.0 billion. For the six months ended April 30, 2026, the investment advisory services fees were $39,145,000, which were equivalent to an annualized rate of 0.406% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

15	American Funds Global Insight Fund

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2026, unreimbursed expenses subject to reimbursement totaled $25,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders. For the year ended October 31, 2025, AFS waived transfer agent services fees of $3,000 for Class R-3 and $1,000 for Class R-5E. AFS does not intend to recoup the waiver.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended April 30, 2026, the 529 plan services fees were $7,000, which were equivalent to 0.051% of the average daily net assets of each 529 share class.

American Funds Global Insight Fund	16

For the six months ended April 30, 2026, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$344	$122	$35	Not applicable
Class C	53	6	2	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	7	3	1	Not applicable
Class F-2	Not applicable	919	240	Not applicable
Class F-3	Not applicable	— *	318	Not applicable
Class 529-A	21	9	3	$5
Class 529-C	4	— *	— *	— *
Class 529-E	1	— *	— *	— *
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	3	1	2
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	1	— *	— *	Not applicable
Class R-2	5	2	— *	Not applicable
Class R-2E	— *	— *	— *	Not applicable
Class R-3	13	6	1	Not applicable
Class R-4	1	1	— *	Not applicable
Class R-5E	Not applicable	3	1	Not applicable
Class R-5	Not applicable	1	— *	Not applicable
Class R-6	Not applicable	25	2,294	Not applicable

Total class-specific expenses	$450	$1,100	$2,896	$7
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $47,000 in the fund’s statement of operations reflects $48,000 in current fees (either paid in cash or deferred) and a net decrease of $1,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2026, the fund engaged in such purchase and sale transactions with related funds in the amounts of $338,336,000 and $133,981,000, respectively, which generated $12,462,000 of net realized losses from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2026.

17	American Funds Global Insight Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2026
Class A	$26,137	918	$1,863	66	$(14,554)	(512)	$13,446	472
Class C	1,620	57	24	1	(1,206)	(43)	438	15
Class T	—	—	—	—	—	—	—	—
Class F-1	1,424	49	37	1	(614)	(22)	847	28
Class F-2	278,140	9,724	16,736	595	(137,101)	(4,801)	157,775	5,518
Class F-3	94,394	3,300	24,811	881	(130,236)	(4,542)	(11,031)	(361)
Class 529-A	2,532	88	162	6	(1,975)	(69)	719	25
Class 529-C	89	3	—	—	(250)	(9)	(161)	(6)
Class 529-E	16	1	2	— †	(12)	— †	6	1
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	1,136	40	80	4	(330)	(12)	886	32
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	1	— †	— †	— †	(17)	— †	(16)	— †
Class R-2	242	9	5	— †	(284)	(10)	(37)	(1)
Class R-2E	4	— †	1	— †	(9)	(1)	(4)	(1)
Class R-3	1,640	57	26	1	(634)	(22)	1,032	36
Class R-4	171	6	8	— †	(106)	(3)	73	3
Class R-5E	1,200	42	26	1	(222)	(8)	1,004	35
Class R-5	127	4	22	1	(58)	(2)	91	3
Class R-6	1,074,714	37,496	179,323	6,370	(825,176)	(28,413)	428,861	15,453
Total net increase (decrease)	$1,483,587	51,794	$223,126	7,927	$(1,112,784)	(38,469)	$593,929	21,252
Refer to the end of the table(s) for footnote(s).

American Funds Global Insight Fund	18

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class A	$46,789	1,861	$1,458	61	$(33,277)	(1,334)	$14,970	588
Class C	2,389	97	16	1	(2,014)	(82)	391	16
Class T	—	—	—	—	—	—	—	—
Class F-1	1,350	54	41	2	(3,663)	(149)	(2,272)	(93)
Class F-2	471,850	18,696	12,398	514	(222,250)	(8,859)	261,998	10,351
Class F-3	201,668	7,999	22,346	924	(234,933)	(9,252)	(10,919)	(329)
Class 529-A	3,132	125	139	6	(2,680)	(108)	591	23
Class 529-C	144	6	1	— †	(538)	(22)	(393)	(16)
Class 529-E	68	2	1	— †	(51)	(2)	18	— †
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	2,242	89	57	2	(948)	(36)	1,351	55
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	17	1	— †	— †	(50)	(3)	(33)	(2)
Class R-2	323	13	2	— †	(223)	(9)	102	4
Class R-2E	59	3	1 †	— †	(28)	(1)	32	2
Class R-3	1,937	78	31	1	(2,572)	(99)	(604)	(20)
Class R-4	197	8	7	— †	(177)	(8)	27	— †
Class R-5E	1,103	44	14	1	(382)	(15)	735	30
Class R-5	887	33	13	1	(387)	(15)	513	19
Class R-6	1,837,595	73,044	149,481	6,184	(1,074,926)	(42,390)	912,150	36,838
Total net increase (decrease)	$2,571,750	102,153	$186,006	7,697	$(1,579,099)	(62,384)	$1,178,657	47,466
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $4,187,611,000 and $3,483,804,000, respectively, during the six months ended April 30, 2026.
11. Ownership concentration

At April 30, 2026, two shareholders held more than 10% of the fund’s outstanding shares. The two shareholders were American Funds 2035 Target Date Retirement Fund and American Funds 2040 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 10% and 10%, respectively. CRMC is the investment adviser to the two target date retirement funds.

19	American Funds Global Insight Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
4/30/2026[5,6]	$28.10	$.11	$1.69	$1.80	$(.24 )	$—	$(.24 )	$29.66	6.46%[7]	$248	.86%[8]	.86%[8]	.80%[8]
10/31/2025	23.64	.25	4.41	4.66	(.20 )	—	(.20 )	28.10	19.87	222.83		.83	1.01
10/31/2024	19.07	.26	4.56	4.82	(.25 )	—	(.25 )	23.64	25.45	172.86		.86	1.15
10/31/2023	17.47	.26	1.54	1.80	(.20 )	—	(.20 )	19.07	10.34	137.87		.87	1.33
10/31/2022	21.74	.20	(4.34)	(4.14)	(.13 )	—	(.13 )	17.47	(19.16)	106.88		.88	1.03
10/31/2021	16.75	.18	4.92	5.10	(.11 )	—	(.11 )	21.74	30.57	100.93		.90	.87
Class C:
4/30/2026[5,6]	27.76	.01	1.68	1.69	(.07 )	—	(.07 )	29.38	6.08 [7]	11	1.56 [8]	1.56 [8]	.10 [8]
10/31/2025	23.37	.07	4.36	4.43	(.04 )	—	(.04 )	27.76	19.00	10	1.56	1.56	.28
10/31/2024	18.85	.10	4.53	4.63	(.11 )	—	(.11 )	23.37	24.62	8	1.56	1.56	.45
10/31/2023	17.27	.12	1.53	1.65	(.07 )	—	(.07 )	18.85	9.54	7	1.57	1.57	.63
10/31/2022	21.52	.06	(4.31)	(4.25)	— [9]	—	— [9]	17.27	(19.74)	6	1.58	1.58	.33
10/31/2021	16.66	.03	4.90	4.93	(.07 )	—	(.07 )	21.52	29.71	6	1.63	1.60	.17
Class T:
4/30/2026[5,6]	28.26	.15	1.71	1.86	(.31 )	—	(.31 )	29.81	6.64 [7,10]	— [11]	.55 [8,10]	.55 [8,10]	1.09 [8,10]
10/31/2025	23.78	.32	4.43	4.75	(.27 )	—	(.27 )	28.26	20.18 [10]	— [11]	.56 [10]	.56 [10]	1.28 [10]
10/31/2024	19.18	.33	4.58	4.91	(.31 )	—	(.31 )	23.78	25.82 [10]	— [11]	.56 [10]	.56 [10]	1.45 [10]
10/31/2023	17.56	.32	1.55	1.87	(.25 )	—	(.25 )	19.18	10.70 [10]	— [11]	.56 [10]	.56 [10]	1.65 [10]
10/31/2022	21.83	.26	(4.36)	(4.10)	(.17 )	—	(.17 )	17.56	(18.92)[10]	— [11]	.56 [10]	.56 [10]	1.33 [10]
10/31/2021	16.77	.23	4.94	5.17	(.11 )	—	(.11 )	21.83	30.94 [10]	— [11]	.67 [10]	.64 [10]	1.12 [10]
Class F-1:
4/30/2026[5,6]	28.12	.12	1.68	1.80	(.22 )	—	(.22 )	29.70	6.47 [7]	6	.82 [8]	.82 [8]	.87 [8]
10/31/2025	23.64	.25	4.42	4.67	(.19 )	—	(.19 )	28.12	19.90	5.82		.82	1.01
10/31/2024	19.07	.26	4.57	4.83	(.26 )	—	(.26 )	23.64	25.50	7.83		.83	1.18
10/31/2023	17.47	.27	1.54	1.81	(.21 )	—	(.21 )	19.07	10.38	6.82		.82	1.37
10/31/2022	21.75	.20	(4.34)	(4.14)	(.14 )	—	(.14 )	17.47	(19.14)	4.84		.84	1.06
10/31/2021	16.76	.19	4.92	5.11	(.12 )	—	(.12 )	21.75	30.61	4.90		.87	.91
Class F-2:
4/30/2026[5,6]	28.24	.16	1.69	1.85	(.31 )	—	(.31 )	29.78	6.62 [7]	1,767	.56 [8]	.56 [8]	1.10 [8]
10/31/2025	23.77	.32	4.44	4.76	(.29 )	—	(.29 )	28.24	20.21	1,520.56		.56	1.28
10/31/2024	19.17	.28	4.63	4.91	(.31 )	—	(.31 )	23.77	25.83	1,033.54		.54	1.21
10/31/2023	17.56	.32	1.55	1.87	(.26 )	—	(.26 )	19.17	10.66	136.56		.56	1.65
10/31/2022	21.83	.26	(4.36)	(4.10)	(.17 )	—	(.17 )	17.56	(18.90)	120.57		.57	1.35
10/31/2021	16.80	.24	4.94	5.18	(.15 )	—	(.15 )	21.83	30.96	98.64		.61	1.16
Class F-3:
4/30/2026[5,6]	28.31	.17	1.70	1.87	(.34 )	—	(.34 )	29.84	6.66 [7]	2,211	.45 [8]	.45 [8]	1.19 [8]
10/31/2025	23.81	.35	4.45	4.80	(.30 )	—	(.30 )	28.31	20.36	2,107.45		.45	1.40
10/31/2024	19.20	.35	4.59	4.94	(.33 )	—	(.33 )	23.81	25.96	1,781.45		.45	1.54
10/31/2023	17.58	.34	1.55	1.89	(.27 )	—	(.27 )	19.20	10.80	1,256.46		.46	1.75
10/31/2022	21.85	.28	(4.36)	(4.08)	(.19 )	—	(.19 )	17.58	(18.83)	1,116.47		.47	1.43
10/31/2021	16.81	.25	4.94	5.19	(.15 )	—	(.15 )	21.85	31.03	1,249.56		.53	1.23
Class 529-A:
4/30/2026[5,6]	28.11	.12	1.69	1.81	(.25 )	—	(.25 )	29.67	6.47 [7]	20	.81 [8]	.81 [8]	.83 [8]
10/31/2025	23.65	.26	4.42	4.68	(.22 )	—	(.22 )	28.11	19.93	19.81		.81	1.04
10/31/2024	19.08	.27	4.56	4.83	(.26 )	—	(.26 )	23.65	25.50	15.81		.81	1.20
10/31/2023	17.48	.27	1.54	1.81	(.21 )	—	(.21 )	19.08	10.37	11.82		.82	1.38
10/31/2022	21.76	.20	(4.34)	(4.14)	(.14 )	—	(.14 )	17.48	(19.13)	9.86		.86	1.06
10/31/2021	16.75	.21	4.90	5.11	(.10 )	—	(.10 )	21.76	30.69	7.83		.80	.99
Refer to the end of the table(s) for footnote(s).

American Funds Global Insight Fund	20

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
4/30/2026[5,6]	$27.79	$— [12]	$1.69	$1.69	$—	$—	$—	$29.48	6.08%[7]	$1	1.60%[8]	1.60%[8]	.02%[8]
10/31/2025	23.38	.06	4.37	4.43	(.02 )	—	(.02 )	27.79	18.94	1	1.60	1.60	.23
10/31/2024	18.87	.09	4.52	4.61	(.10 )	—	(.10 )	23.38	24.52	1	1.60	1.60	.41
10/31/2023	17.27	.12	1.53	1.65	(.05 )	—	(.05 )	18.87	9.53	1	1.62	1.62	.61
10/31/2022	21.53	.05	(4.31)	(4.26)	—	—	—	17.27	(19.79)	1	1.62	1.62	.27
10/31/2021	16.66	.03	4.90	4.93	(.06 )	—	(.06 )	21.53	29.62	1	1.66	1.63	.16
Class 529-E:
4/30/2026[5,6]	28.06	.09	1.69	1.78	(.21 )	—	(.21 )	29.63	6.39 [7]	— [11]	1.03 [8]	1.03 [8]	.64 [8]
10/31/2025	23.61	.19	4.42	4.61	(.16 )	—	(.16 )	28.06	19.65	— [11]	1.03	1.03	.75
10/31/2024	19.02	.22	4.55	4.77	(.18 )	—	(.18 )	23.61	25.24	— [11]	1.03	1.03	.98
10/31/2023	17.43	.23	1.53	1.76	(.17 )	—	(.17 )	19.02	10.11	— [11]	1.05	1.05	1.19
10/31/2022	21.70	.17	(4.34)	(4.17)	(.10 )	—	(.10 )	17.43	(19.30)	— [11]	1.04	1.04	.89
10/31/2021	16.73	.14	4.93	5.07	(.10 )	—	(.10 )	21.70	30.42 [10]	— [11]	1.07 [10]	1.04 [10]	.69 [10]
Class 529-T:
4/30/2026[5,6]	28.25	.15	1.70	1.85	(.30 )	—	(.30 )	29.80	6.60 [7,10]	— [11]	.60 [8,10]	.60 [8,10]	1.05 [8,10]
10/31/2025	23.77	.31	4.43	4.74	(.26 )	—	(.26 )	28.25	20.14 [10]	— [11]	.60 [10]	.60 [10]	1.25 [10]
10/31/2024	19.17	.32	4.58	4.90	(.30 )	—	(.30 )	23.77	25.78 [10]	— [11]	.60 [10]	.60 [10]	1.41 [10]
10/31/2023	17.55	.31	1.55	1.86	(.24 )	—	(.24 )	19.17	10.64 [10]	— [11]	.60 [10]	.60 [10]	1.61 [10]
10/31/2022	21.82	.25	(4.36)	(4.11)	(.16 )	—	(.16 )	17.55	(18.97)[10]	— [11]	.62 [10]	.62 [10]	1.27 [10]
10/31/2021	16.77	.22	4.93	5.15	(.10 )	—	(.10 )	21.82	30.91 [10]	— [11]	.71 [10]	.69 [10]	1.08 [10]
Class 529-F-1:
4/30/2026[5,6]	28.26	.14	1.70	1.84	(.29 )	—	(.29 )	29.81	6.57 [7,10]	— [11]	.63 [8,10]	.63 [8,10]	1.01 [8,10]
10/31/2025	23.77	.31	4.44	4.75	(.26 )	—	(.26 )	28.26	20.16 [10]	— [11]	.62 [10]	.62 [10]	1.22 [10]
10/31/2024	19.17	.31	4.58	4.89	(.29 )	—	(.29 )	23.77	25.74 [10]	— [11]	.63 [10]	.63 [10]	1.38 [10]
10/31/2023	17.55	.31	1.54	1.85	(.23 )	—	(.23 )	19.17	10.60 [10]	— [11]	.63 [10]	.63 [10]	1.57 [10]
10/31/2022	21.82	.24	(4.35)	(4.11)	(.16 )	—	(.16 )	17.55	(18.98)[10]	— [11]	.66 [10]	.66 [10]	1.23 [10]
10/31/2021	16.79	.22	4.94	5.16	(.13 )	—	(.13 )	21.82	30.82 [10]	— [11]	.72 [10]	.69 [10]	1.07 [10]
Class 529-F-2:
4/30/2026[5,6]	28.16	.16	1.68	1.84	(.31 )	—	(.31 )	29.69	6.62 [7]	9	.57 [8]	.57 [8]	1.10 [8]
10/31/2025	23.69	.32	4.42	4.74	(.27 )	—	(.27 )	28.16	20.20	8.58		.58	1.28
10/31/2024	19.11	.32	4.56	4.88	(.30 )	—	(.30 )	23.69	25.78	5.58		.58	1.42
10/31/2023	17.50	.32	1.54	1.86	(.25 )	—	(.25 )	19.11	10.67	3.59		.59	1.63
10/31/2022	21.77	.26	(4.36)	(4.10)	(.17 )	—	(.17 )	17.50	(18.97)	3.60		.60	1.33
10/31/2021	16.75	.23	4.93	5.16	(.14 )	—	(.14 )	21.77	30.91	2.68		.65	1.13
Class 529-F-3:
4/30/2026[5,6]	28.18	.16	1.69	1.85	(.32 )	—	(.32 )	29.71	6.64 [7]	— [11]	.51 [8]	.51 [8]	1.14 [8]
10/31/2025	23.71	.34	4.42	4.76	(.29 )	—	(.29 )	28.18	20.26	— [11]	.50	.50	1.35
10/31/2024	19.12	.34	4.57	4.91	(.32 )	—	(.32 )	23.71	25.90	— [11]	.50	.50	1.50
10/31/2023	17.51	.33	1.54	1.87	(.26 )	—	(.26 )	19.12	10.71	— [11]	.52	.52	1.69
10/31/2022	21.76	.26	(4.33)	(4.07)	(.18 )	—	(.18 )	17.51	(18.86)	— [11]	.53	.53	1.36
10/31/2021	16.75	.24	4.93	5.17	(.16 )	—	(.16 )	21.76	30.99	— [11]	.66	.58	1.18
Class R-1:
4/30/2026[5,6]	28.05	.03	1.69	1.72	(.08 )	—	(.08 )	29.69	6.15 [7,10]	— [11]	1.40 [8,10]	1.40 [8,10]	.24 [8,10]
10/31/2025	23.60	.11	4.41	4.52	(.07 )	—	(.07 )	28.05	19.22 [10]	— [11]	1.40 [10]	1.40 [10]	.42 [10]
10/31/2024	19.07	.13	4.57	4.70	(.17 )	—	(.17 )	23.60	24.75 [10]	— [11]	1.41 [10]	1.41 [10]	.57 [10]
10/31/2023	17.52	.15	1.56	1.71	(.16 )	—	(.16 )	19.07	9.79 [10]	— [11]	1.39 [10]	1.39 [10]	.78 [10]
10/31/2022	21.77	.13	(4.36)	(4.23)	(.02 )	—	(.02 )	17.52	(19.41)[10]	— [11]	1.27 [10]	1.26 [10]	.68 [10]
10/31/2021	16.80	.16	4.93	5.09	(.12 )	—	(.12 )	21.77	30.45 [10]	— [11]	1.23 [10]	1.10 [10]	.79 [10]
Refer to the end of the table(s) for footnote(s).

21	American Funds Global Insight Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
4/30/2026[5,6]	$27.67	$.01	$1.67	$1.68	$(.09 )	$—	$(.09 )	$29.26	6.09%[7]	$1	1.54%[8]	1.54%[8]	.08%[8]
10/31/2025	23.30	.08	4.35	4.43	(.06 )	—	(.06 )	27.67	19.03	1	1.53	1.53	.33
10/31/2024	18.84	.11	4.51	4.62	(.16 )	—	(.16 )	23.30	24.66	1	1.52	1.52	.50
10/31/2023	17.31	.13	1.53	1.66	(.13 )	—	(.13 )	18.84	9.59	1	1.52	1.52	.68
10/31/2022	21.64	.08	(4.31)	(4.23)	(.10 )	—	(.10 )	17.31	(19.64)	— [11]	1.49	1.49	.44
10/31/2021	16.75	.07	4.92	4.99	(.10 )	—	(.10 )	21.64	29.90	— [11]	1.45	1.43	.36
Class R-2E:
4/30/2026[5,6]	28.14	.07	1.69	1.76	(.15 )	—	(.15 )	29.75	6.28 [7,10]	— [11]	1.17 [8,10]	1.17 [8,10]	.47 [8,10]
10/31/2025	23.66	.18	4.42	4.60	(.12 )	—	(.12 )	28.14	19.51 [10]	— [11]	1.17 [10]	1.17 [10]	.73 [10]
10/31/2024	19.08	.19	4.57	4.76	(.18 )	—	(.18 )	23.66	25.08 [10]	— [11]	1.16 [10]	1.16 [10]	.85 [10]
10/31/2023	17.49	.20	1.54	1.74	(.15 )	—	(.15 )	19.08	9.97 [10]	— [11]	1.17 [10]	1.17 [10]	1.04 [10]
10/31/2022	21.74	.14	(4.35)	(4.21)	(.04 )	—	(.04 )	17.49	(19.39)[10]	— [11]	1.16 [10]	1.16 [10]	.74 [10]
10/31/2021	16.81	.14	4.95	5.09	(.16 )	—	(.16 )	21.74	30.39 [10]	— [11]	1.22 [10]	1.17 [10]	.69 [10]
Class R-3:
4/30/2026[5,6]	27.99	.09	1.68	1.77	(.16 )	—	(.16 )	29.60	6.34 [7]	6	1.17 [8]	1.08 [8]	.62 [8]
10/31/2025	23.57	.20	4.38	4.58	(.16 )	—	(.16 )	27.99	19.56	5	1.16	1.09	.81
10/31/2024	19.04	.21	4.56	4.77	(.24 )	—	(.24 )	23.57	25.23	5	1.12	1.07	.93
10/31/2023	17.47	.19	1.57	1.76	(.19 )	—	(.19 )	19.04	10.07	3	1.12	1.07	.99
10/31/2022	21.71	.15	(4.35)	(4.20)	(.04 )	—	(.04 )	17.47	(19.39)	1	1.14	1.14	.78
10/31/2021	16.76	.15	4.91	5.06	(.11 )	—	(.11 )	21.71	30.32	1	1.12	1.09	.72
Class R-4:
4/30/2026[5,6]	28.13	.12	1.69	1.81	(.25 )	—	(.25 )	29.69	6.48 [7]	1	.80 [8]	.80 [8]	.86 [8]
10/31/2025	23.66	.25	4.43	4.68	(.21 )	—	(.21 )	28.13	19.92	1.80		.80	1.01
10/31/2024	19.09	.26	4.58	4.84	(.27 )	—	(.27 )	23.66	25.57	1.80		.80	1.16
10/31/2023	17.48	.25	1.56	1.81	(.20 )	—	(.20 )	19.09	10.39	1.80		.80	1.29
10/31/2022	21.79	.20	(4.33)	(4.13)	(.18 )	—	(.18 )	17.48	(19.11)	1.81		.81	1.05
10/31/2021	16.80	.22	4.91	5.13	(.14 )	—	(.14 )	21.79	30.69	1.86		.82	1.06
Class R-5E:
4/30/2026[5,6]	28.22	.16	1.68	1.84	(.30 )	—	(.30 )	29.76	6.59 [7]	4	.68 [8]	.59 [8]	1.13 [8]
10/31/2025	23.74	.32	4.42	4.74	(.26 )	—	(.26 )	28.22	20.17	2.71		.60	1.26
10/31/2024	19.15	.31	4.58	4.89	(.30 )	—	(.30 )	23.74	25.79	1.67		.60	1.40
10/31/2023	17.54	.31	1.54	1.85	(.24 )	—	(.24 )	19.15	10.60	1.69		.61	1.58
10/31/2022	21.83	.24	(4.35)	(4.11)	(.18 )	—	(.18 )	17.54	(18.99)	1.66		.66	1.26
10/31/2021	16.81	.26	4.92	5.18	(.16 )	—	(.16 )	21.83	30.95	— [11]	.69	.63	1.23
Class R-5:
4/30/2026[5,6]	28.28	.16	1.69	1.85	(.32 )	—	(.32 )	29.81	6.62 [7]	2	.51 [8]	.51 [8]	1.15 [8]
10/31/2025	23.79	.34	4.43	4.77	(.28 )	—	(.28 )	28.28	20.26	2.51		.51	1.34
10/31/2024	19.19	.34	4.58	4.92	(.32 )	—	(.32 )	23.79	25.89	1.50		.50	1.52
10/31/2023	17.57	.33	1.55	1.88	(.26 )	—	(.26 )	19.19	10.76	1.50		.50	1.68
10/31/2022	21.85	.27	(4.36)	(4.09)	(.19 )	—	(.19 )	17.57	(18.89)	— [11]	.52	.52	1.38
10/31/2021	16.81	.25	4.94	5.19	(.15 )	—	(.15 )	21.85	31.03	— [11]	.61	.55	1.22
Class R-6:
4/30/2026[5,6]	28.29	.17	1.71	1.88	(.34 )	—	(.34 )	29.83	6.70 [7]	16,292	.45 [8]	.45 [8]	1.20 [8]
10/31/2025	23.80	.35	4.44	4.79	(.30 )	—	(.30 )	28.29	20.33	15,018.45		.45	1.39
10/31/2024	19.19	.35	4.59	4.94	(.33 )	—	(.33 )	23.80	25.98	11,757.45		.45	1.54
10/31/2023	17.58	.34	1.54	1.88	(.27 )	—	(.27 )	19.19	10.74	7,880.46		.46	1.75
10/31/2022	21.85	.28	(4.36)	(4.08)	(.19 )	—	(.19 )	17.58	(18.82)	6,776.47		.47	1.43
10/31/2021	16.81	.28	4.92	5.20	(.16 )	—	(.16 )	21.85	31.14	7,384.52		.47	1.32
Refer to the end of the table(s) for footnote(s).

American Funds Global Insight Fund	22

Financial highlights (continued)

	Six months ended April 30, 2026[5,6,7,14]	Year ended October 31,
		2025	2024	2023	2022	2021
Portfolio turnover rate for all share classes[13]	19%	35%	21%	23%	20%	6%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	Amount less than $0.01.
[10]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[11]	Amount less than $1 million.
[12]	Amount less than 0.01%.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[14]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

23	American Funds Global Insight Fund

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
664,823,938
Total shares voting on November 25, 2025:
654,089,146 (98.4% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Noriko Honda Chen	653,983,367	100.0%	105,779	0.0%
Mathews Cherian	653,993,463	100.0%	95,683	0.0%
John G. Freund	653,993,646	100.0%	95,500	0.0%
Pablo R. González Guajardo	639,070,946	97.7%	15,018,200	2.3%
Pedro J. Greer, Jr.	653,987,612	100.0%	101,534	0.0%
Merit E. Janow	653,988,443	100.0%	100,703	0.0%
William D. Jones	653,990,020	100.0%	99,126	0.0%
Earl Lewis, Jr.	653,994,004	100.0%	95,142	0.0%
Kenneth M. Simril	653,994,936	100.0%	94,210	0.0%
Christopher E. Stone	653,994,390	100.0%	94,756	0.0%
Kathy J. Williams	653,945,123	100.0%	144,023	0.0%
Amy Zegart	653,946,792	100.0%	142,354	0.0%
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

American Funds Global Insight Fund	24

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2027. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses are competitive with, and compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase.
In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

25	American Funds Global Insight Fund

Approval of Investment Advisory and Service Agreement (continued)

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research.  The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Funds Global Insight Fund	26

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Global Insight Fund

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: July 08, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: July 08, 2026

By   /s/ Mariah L. Coria

Mariah L. Coria, Treasurer and

Principal Financial Officer

Date: July 08, 2026